Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
November 30, 2021
BRO-NPRT3-0122
1.810691.117
Common Stocks - 95.6%
	Shares	Value ($)
Banks - 0.5%
Diversified Banks - 0.5%
Wells Fargo & Co.	110,000	5,255,800
Capital Markets - 94.4%
Asset Management & Custody Banks - 43.1%
Affiliated Managers Group, Inc.	20,900	3,555,717
AllianceBernstein Holding LP	27,000	1,353,240
Ameriprise Financial, Inc.	180,800	52,359,680
Apollo Global Management LLC Class A (a)	554,600	39,254,588
Ares Management Corp. (a)	395,300	32,082,548
Artisan Partners Asset Management, Inc.	109,700	4,906,881
Bank of New York Mellon Corp.	875,900	47,990,561
BlackRock, Inc. Class A	58,100	52,557,841
Blackstone, Inc.	198,200	28,035,390
Blucora, Inc. (b)	16,600	268,754
Blue Owl Capital, Inc. Class A (a)	214,900	3,253,586
Bridge Investment Group Holdings, Inc.	115,500	2,394,315
Carlyle Group LP	356,400	19,491,516
Cohen & Steers, Inc.	11,328	1,016,915
Federated Hermes, Inc.	14,000	471,940
Franklin Resources, Inc.	297,300	9,632,520
Invesco Ltd.	390,700	8,724,331
Janus Henderson Group PLC	141,400	6,042,022
KKR & Co. LP	624,600	46,501,470
Northern Trust Corp.	123,500	14,288,950
P10, Inc.	152,824	2,104,386
Patria Investments Ltd.	545,972	9,325,202
SEI Investments Co.	13,900	828,857
State Street Corp.	307,000	27,313,790
T. Rowe Price Group, Inc.	179,600	35,911,020
Victory Capital Holdings, Inc.	14,600	511,876
Virtus Investment Partners, Inc.	47,000	13,976,860
		464,154,756
Financial Exchanges & Data - 28.8%
Cboe Global Markets, Inc.	109,738	14,149,618
CME Group, Inc.	168,100	37,069,412
Coinbase Global, Inc.	14,800	4,662,000
Intercontinental Exchange, Inc.	424,400	55,477,568
MarketAxess Holdings, Inc.	27,000	9,522,630
Moody's Corp.	78,600	30,704,304
MSCI, Inc.	67,600	42,550,820
NASDAQ, Inc.	202,900	41,235,367
Open Lending Corp. (b)	205,500	4,775,820
S&P Global, Inc.	134,000	61,067,819
Tradeweb Markets, Inc. Class A	98,100	9,417,600
		310,632,958
Investment Banking & Brokerage - 22.5%
BGC Partners, Inc. Class A	477,200	2,133,084
Charles Schwab Corp.	671,061	51,933,411
Goldman Sachs Group, Inc.	76,400	29,107,636
Interactive Brokers Group, Inc. (a)	86,400	6,378,048
LPL Financial	323,400	50,971,074
Moelis & Co. Class A	92,100	5,646,651
Morgan Stanley	553,016	52,436,977
PJT Partners, Inc. (a)	141,412	10,758,625
Raymond James Financial, Inc.	225,700	22,184,053
Robinhood Markets, Inc. (a)	90,400	2,344,976
Virtu Financial, Inc. Class A	316,900	8,930,242
		242,824,777
TOTAL CAPITAL MARKETS		1,017,612,491
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Blackstone Secured Lending Fund	126,500	3,946,800
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (b)	20,400	3,771,756
TOTAL COMMON STOCKS (Cost $718,125,366)		1,030,586,847

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	40,184,017	40,192,054
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	16,237,326	16,238,950
TOTAL MONEY MARKET FUNDS (Cost $56,431,004)		56,431,004

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $774,556,370)	1,087,017,851
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(9,307,986)
NET ASSETS - 100.0%	1,077,709,865

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	10,744,136	208,823,472	179,375,554	11,356	-	-	40,192,054	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	-	126,329,159	110,090,209	52,569	-	-	16,238,950	0.1%
Total	10,744,136	335,152,631	289,465,763	63,925	-	-	56,431,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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